PREPAYMENT AND OTHER ASSETS (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid to well equipment		$ 609,604
Allowances for doubtful accounts	$ 117,134	59,604	$ 0
Allowances for doubtful accounts	40,000
Allowance on the VAT receivable current	3,829
Allowance on the VAT receivable non current	14,241
VAT receivable non current	1,294,611
VAT receivable current	$ 348,112	$ 1,442,517	$ 1,176,771